GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
GOODWILL AND INTANGIBLE ASSETS
13. GOODWILL AND INTANGIBLE ASSETS
The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2016	$379,737
Foreign currency translation adjustment	2,992
Balance at December 31, 2017	382,729
Acquired goodwill	13,301
Foreign currency translation adjustment	(4,032)
Balance at December 31, 2018	$391,998
Intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2018	2017
Indefinite lived intangible assets - Trade names, trademarks and distribution rights		$119,188	$125,194
Finite lived intangible assets:
Customer relationships	10-15 years	69,593	73,053
Patented and unpatented technology	7 years	1,600	—
Trade name	10 years	1,150	1,150
Accumulated amortization		(43,680)	(38,332)
Finite lived intangible assets, net		28,663	35,871
		$147,851	$161,065
Amortization expense related to finite lived intangible assets included in selling, general and administrative expenses for the years ended December 31, 2018, 2017 and 2016, were $5,348, $5,263 and $5,213, respectively. Annual amortization of finite lived intangible assets for the next five years is expected to approximate the following:

2019	$5,000
2020	$5,000
2021	$4,200
2022	$3,400
2023	$2,800